CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Mortgage loans held for sale pledged to secure mortgage loans sold under agreements to repurchase at fair value	$ 646,944	$ 438,850
Servicing advances pledged to secure note payable	6,807	7,430
Mortgage servicing rights pledged to secure note payable at fair value	10,978	12,370
Mortgage servicing rights pledged to secure note payable at lower of amortized cost or fair value	$ 169,815	$ 88,587
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	12,777,777
Common stock, shares outstanding	12,777,777
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	1,000
Common stock, shares issued	61
Common stock, shares outstanding	60